THORNBURG                                                Rule 497(k)(1)(ii)
LIMITED TERM
U.S. GOVERNMENT FUND
THORNBURG
LIMITED TERM
INCOME FUND


<logo>

Fund Profile
August 9, 1999

This Profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 800-847-0200.

Investment Goal

Each Fund's primary investment goal is to provide, through investment in a portfolio of fixed income obligations, as high a level of income as is consistent, in the view of the Funds' investment adviser, with safety of capital. Each Fund also seeks to reduce fluctuations in its share price compared to longer term portfolios. No assurance can be given that these goals will be achieved.

Principal Investment Strategy of the Funds

Limited Term U.S. Government Fund attempts to reach its primary goal by investing mainly in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, mortgage-backed securities issued or guaranteed by U.S. agencies, and in participations in such obligations or in repurchase agreements secured by such obligations. Limited Term Income Fund attempts to reach its primary goal by investing mainly in investment grade short and intermediate maturity bonds, including some foreign securities, and in mortgage-backed securities. Investment grade securities are rated in the four highest grades of a recognized ratings agency. Each Fund also seeks to reduce fluctuations in its share price compared to longer term portfolios by maintaining a portfolio of investments with a dollar-weighed average portfolio maturity of not more than five years.

Principal Risks

The value of each Fund's shares and its dividends will change in response to changes in interest rates. When interest rates increase, the value of each Fund's investments declines and the Fund's share value is reduced. Value changes in response to interest rate changes may be more pronounced for mortgage-backed securities owned by the Funds. Additionally, decreases in market interest rates may result in prepayments of certain obligations each Fund will acquire. These prepayments may require a Fund to reinvest at a lower rate of return.

Some investments owned by the Funds may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of a Fund's shares. A fall in worldwide demand for U.S. Government securities or general economic decline could lower the value of these securities. Additionally, foreign securities the Income Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability to sell foreign investments and reduced legal protections for investments. The loss of money is a risk of investing in either of the Funds, and when you sell your shares they may be worth less than what you paid for them.

An investment in either of the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of Limited Term U.S. Government Fund

The following information provides some indication of the risks of investing in Limited Term U.S. Government Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Lehman Brothers Intermediate Government Bond Index, a broad measure of market performance. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Profile>
Limited Term U.S. Government Fund Annual Total Returns for Class A Shares
-------------------------------------------------------------------------
20%

15%
                    12.53%                      12.98%
10%  10.58%  8.95%
                           7.38%                                     6.99%
5%                                6.19%                       6.58%
                                                       4.29%
0%                                      (2.07%)

-5%
      1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

Year-to-date return, period ending 6/30/99:  (0.65)%

Highest quarterly results for time period shown: 5.03% (quarter ended
6/30/89).
Lowest quarterly results for time period shown: (1.52%) (quarter ended
3/31/94).

The sales charge for Class A shares was not reflected in the returns shown in the bar chart above, and the returns would be less if the sales charge was taken into account.

Limited Term U.S. Government Fund Average Annual Total Returns
--------------------------------------------------------------
(periods ended 6/30/99)
                                                            Since
                         One Year  Five Years  Ten Years  Inception

    Class A Shares         3.25%     5.98%        6.68%    6.85% (11/16/87)
    Lehman Index           3.25%     5.22%        6.55%    7.44%

    Class C Shares         2.97%      N/A          N/A     5.56% (9/1/94)
    Lehman Index           3.25%      N/A          N/A     7.44%

Past Performance of Limited Term Income Fund

The following information provides some indication of the risks of investing in Limited Term Income Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Lehman Brothers Intermediate Corporate Bond Index, a broad measure of market performance. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Profile>
Limited Term Income Fund Annual Total Returns for Class A Shares
--------------------------------------------------------------
20%

15%                 15.42%

10%  9.57%
                             7.58%           6.40%
5%                                   5.58%

0%
            (3.07%)
-5%
     1993    1994    1995    1996    1997    1998

Year-to-date return, period ended 6/30/99: (0.31)%.

Highest quarterly results for time period shown: 4.87% (quarter ended
6/30/95).
Lowest quarterly results for time period shown: (2.45%) (quarter ended
12/31/94).

The sales charge for Class A shares was not reflected in the returns shown in the bar chart above, and the returns would be less if the sales charge was taken into account.

Limited Term Income Fund Average Annual Total Returns
-----------------------------------------------------
(periods ended 6/30/99)

                         One Year  Five Years  Since Inception
                         --------  ----------  ---------------

    Class A Shares        3.51%       6.60%        6.02% (10/1/92)
    Lehman Index          3.25%       5.22%        7.44%

    Class C Shares        3.17%       N/A          6.00% (9/1/94)
    Lehman Index          3.25%       N/A          7.44%

Fees and Expenses of the Funds

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.


Thornburg Limited Term U.S. Government Fund

Shareholder Fees (fees paid directly from your investment)
----------------
                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (load) On Purchases          1.50%      none
       (as a percentage of offering price)
     Maximum Deferred Sales Charge (load) (as a        0.50%*    0.50%**
       percentage of the lesser of redemption proceeds or original offering price)
 * imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase
** imposed only on redemptions of Class C shares within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
                                              Class A    Class C
     Management Fee                             .38%       .38%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .35%       .83%
                                                ----      -----
           Total Annual Fund Operating Expenses .98%      2.21%*

*Thornburg Management Company, Inc. (TMC) and Thornburg Securities Corporation (TSC) intend to waive fees and reimburse expenses, so that actual Class C12b-1 fees are .50% actual Class C other expenses are .52%, and actual total Fund operating expenses for Class C are 1.40%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $248 	   $456     $682     $1,333
     Class C Shares      $276 	   $696     $1,195   $2,570

You would pay the following expenses if you did not redeem your Class C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $226    $696     $1,195   $2,570


Thornburg Limited Term Income Fund

Shareholder Fees (fees paid directly from your investment)
---------------

                                                    Class A    Class C
                                                    -------    -------
     Maximum Sales Charge (load) On Purchases        1.50%      none
       (as a percentage of offering price)

     Maximum Deferred Sales Charge (load)            0.50       0.50%**
       (as a percentage of the lesser of redemption proceeds or original offering price)

* imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
  ** imposed only on redemptions of Class C shares within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted
-----------------------------  from Fund assets)    Class A    Class C
                                                     -------    -------
     Management Fee                                  .50%       .50%
     Distribution and Service (12b-1) Fees           .25%      1.00%
     Other Expenses                                  .47%       .80%
                                                    -------    -------
            Total Annual Fund Operating Expenses    1.22%*     2.30%*

*Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive fees and reimburse expenses, so that actual Class C 12b-1 expenses are .50%, actual Class C other expenses are .40%, and actual total fund operating expenses for Class C are 1.40%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $273 	   $534     $816     $1,620
     Class C Shares      $286 	   $727     $1,246   $2,674

You would pay the following expenses if you did not redeem your Class C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $236 	   $727     $1,246   $2,674


Investment Adviser and Portfolio Managers

The Fund's investment adviser is Thornburg Management Company, Inc. (TMC), providing investment management and administrative services. Steven J. Bohlin, who is a managing director of TMC, is the portfolio manager for the Funds, and has served in that capacity for the Government Fund since 1988 and for the Income Fund since its inception in 1992. Mr. Bohlin is assisted by other employees of TMC in managing the Funds' portfolios.

Purchase of Fund Shares

Each Fund offers multiple classes of shares. Purchases of Class A and Class C shares are described on the following page.

Class A Shares

Class A shares are sold subject to a sales charge deducted at the time you purchase your shares:

                          Sales Charge            Sales Charge
                        as a percentage          as a percentage
Purchase Amount         of Offering Price       of Net Asset Value
---------------         -----------------       -------------------
[S]                        [C]                         [C]
Less than $249,999.99      1.50%                       1.52%
$250,000 to 499,999.99     1.25%                       1.27%
$500,000 to 999,999.99     1.00%                       1.01%
$1,000,000 and up          0.00%                       0.00%

No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within one year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed.

Shareholders who sign a letter of intent to purchase more than $50,000 over 13 months may buy Class A shares at a reduced sales charge. Certain shareholders may buy Class A shares at no sales charges:

     1. shareholders who purchase shares within 24 months of redeeming Class A shares;

     2.  customers of trust companies or bank trust departments;

     3.  customers of fee for service financial advisors;

     4.  shareholders investing through a dealer's wrap program;

     5. shareholders whose orders are placed through certain brokers maintaining omnibus accounts.

Class C Shares

Class C shares are sold at net asset value, but are subject to higher annual expenses and a 1/2 of 1% contingent deferred sales charge if redeemed within one year of purchase.

The minimum purchase to open an account is $5,000 for both Class A and Class C shares. Minimum additional purchase for any account is $100. Minimum account size for Class A and Class C shares is $1,000, and accounts falling below that amount may be subject to mandatory redemption.
Purchases may be made by mail, through your financial advisor or by telephone.

Redeeming Fund Shares

You can withdraw money from your Fund account on any Fund business day by redeeming some or all of your shares (selling them back to the Fund either directly or through your financial advisor). Your shares will be purchased by the Fund at the net asset value next computed after your order is received in proper form. If your purchase was subject to a contingent deferred sales charge within one year of purchase, the charge will be deducted. You may redeem Fund shares by mail, through your financial advisor, or by telephone, if you have previously signed up for the telephone redemption feature.

Distributions and Taxes

Each Fund distributes substantially all of its net income and realized capital gains to shareholders each year. Each Fund declares its net investment income daily and distributes it monthly. Each Fund will distribute any net realized capital gains at least annually. Distributions are reinvested automatically in additional shares unless you elect to receive them in cash. Distributions representing net investment income and net short-term capital gains will be taxable to recipient shareholders as ordinary income for federal income tax purposes. Any distributions of long-term capital gains are taxed as long-term capital gains for federal income tax purposes. State income tax treatment of shareholder distributions may vary from federal treatment of distributions.

Other Fund Services

* Thornburg Funds telephone representatives: Monday through Friday from 7:30 a.m. to 4:30 p.m. Mountain Time, at 1-800-847-0200.

* Thornburg Funds Audio Response System: 24 hours a day, 7 days a week. Call 1-800-847-0200.

* The Automatic Investment Plan: transfer as little as $100 from your bank account on a weekly, monthly or quarterly basis.

* Exchange Class A shares of any other Thornburg Fund for Class A shares of a Fund without paying any additional sales charge.

* Website: Contact Thornburg on the Internet at www.Thornburg.com

Contact your financial advisor or the Funds for more information on these and other services available to you.


Please call 1-800-847 or your financial adviser for an application to purchase shares of the Funds. A copy of the Funds' prospectus will be sent to you with the application.



                                 <LOGO>
                               Thornburg Funds
                          Investing With Integrity

                 Thornburg Securities Corporation, Distributor
                119 East Marcy Street, Santa Fe, New Mexico 87501
                                 800-847-0200
            www.thornburg.com    e-mail: postmaster@thornburg.com